UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

State Street Institutional Small-Cap Equity Fund

Investment: SIVIX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$84	0.75%

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary drivers of the Fund's negative relative performance during the reporting period. Kennedy had a good year relative to the Index, outperforming by ~2.2%. Palisade, Champlain, and SouthernSun each underperformed the Index by ~2.7%, ~5.0%, and ~-1.6%, respectively for the year ending September 30, 2024. The overall Fund's lower beta/higher quality profile was a detractor for the year relative to the Index. The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the reporting period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Dycom Industries Inc, Actuant Corporation, and Boot Barn holdings Inc. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were Darling International Inc, MGP Ingredients Inc, and Boston Beer Company, Inc.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SIVIX	S&P 500 Index	Russell 2000 Index
09/30/14	$5,000,000	$5,000,000	$5,000,000
10/31/14	$5,263,975	$5,122,126	$5,329,596
11/30/14	$5,261,387	$5,259,884	$5,334,373
12/31/14	$5,327,231	$5,246,634	$5,486,403
01/31/15	$5,093,606	$5,089,134	$5,309,927
02/28/15	$5,465,676	$5,381,614	$5,625,158
03/31/15	$5,543,551	$5,296,507	$5,723,155
04/30/15	$5,442,602	$5,347,317	$5,577,199
05/31/15	$5,506,055	$5,416,080	$5,704,527
06/30/15	$5,578,162	$5,311,235	$5,747,245
07/31/15	$5,497,403	$5,422,512	$5,680,451
08/31/15	$5,194,555	$5,095,351	$5,323,487
09/30/15	$4,955,161	$4,969,274	$5,062,300
10/31/15	$5,229,166	$5,388,453	$5,347,511
11/30/15	$5,384,916	$5,404,477	$5,521,459
12/31/15	$5,124,846	$5,319,238	$5,244,228
01/31/16	$4,746,436	$5,055,275	$4,783,079
02/29/16	$4,785,582	$5,048,455	$4,782,865
03/31/16	$5,196,613	$5,390,933	$5,164,594
04/30/16	$5,330,361	$5,411,832	$5,245,650
05/31/16	$5,431,488	$5,509,018	$5,363,808
06/30/16	$5,444,537	$5,523,293	$5,360,426
07/31/16	$5,731,607	$5,726,930	$5,680,479
08/31/16	$5,855,568	$5,734,970	$5,780,934
09/30/16	$5,858,831	$5,736,055	$5,845,324
10/31/16	$5,692,461	$5,631,422	$5,567,437
11/30/16	$6,230,716	$5,839,981	$6,188,274
12/31/16	$6,366,016	$5,955,415	$6,361,667
01/31/17	$6,416,593	$6,068,368	$6,386,760
02/28/17	$6,531,236	$6,309,318	$6,510,017
03/31/17	$6,544,723	$6,316,678	$6,518,536
04/30/17	$6,642,506	$6,381,550	$6,590,021
05/31/17	$6,551,467	$6,471,356	$6,455,954
06/30/17	$6,706,571	$6,511,747	$6,679,125
07/31/17	$6,753,776	$6,645,646	$6,728,748
08/31/17	$6,642,506	$6,665,990	$6,643,144
09/30/17	$7,010,036	$6,803,497	$7,057,736
10/31/17	$7,057,241	$6,962,259	$7,117,898
11/30/17	$7,198,858	$7,175,790	$7,323,032
12/31/17	$7,198,157	$7,255,575	$7,293,475
01/31/18	$7,378,941	$7,670,986	$7,484,085
02/28/18	$7,087,473	$7,388,255	$7,194,289
03/31/18	$7,153,883	$7,200,496	$7,287,338
04/30/18	$7,238,741	$7,228,124	$7,350,339
05/31/18	$7,659,341	$7,402,192	$7,796,509
06/30/18	$7,773,714	$7,447,752	$7,852,376
07/31/18	$7,910,225	$7,724,910	$7,989,231
08/31/18	$8,205,382	$7,976,628	$8,333,647
09/30/18	$8,094,698	$8,022,031	$8,133,204
10/31/18	$7,198,157	$7,473,724	$7,249,804
11/30/18	$7,371,562	$7,626,026	$7,365,039
12/31/18	$6,500,162	$6,937,466	$6,490,176
01/31/19	$7,235,273	$7,493,405	$7,220,311
02/28/19	$7,564,959	$7,734,005	$7,595,679
03/31/19	$7,440,213	$7,884,290	$7,436,707
04/30/19	$7,760,989	$8,203,522	$7,689,336
05/31/19	$7,132,803	$7,682,204	$7,091,316
06/30/19	$7,680,795	$8,223,617	$7,592,511
07/31/19	$7,703,071	$8,341,807	$7,636,223
08/31/19	$7,328,833	$8,209,670	$7,259,191
09/30/19	$7,591,691	$8,363,277	$7,410,229
10/31/19	$7,725,347	$8,544,423	$7,605,388
11/30/19	$8,050,578	$8,854,576	$7,918,462
12/31/19	$8,232,918	$9,121,825	$8,146,787
01/31/20	$7,892,050	$9,118,249	$7,885,507
02/29/20	$7,110,893	$8,367,642	$7,221,688
03/31/20	$5,662,203	$7,334,131	$5,652,669
04/30/20	$6,471,765	$8,274,320	$6,429,088
05/31/20	$6,888,382	$8,668,410	$6,847,459
06/30/20	$7,035,145	$8,840,801	$7,089,499
07/31/20	$7,390,216	$9,339,290	$7,285,725
08/31/20	$7,716,881	$10,010,603	$7,696,227
09/30/20	$7,361,810	$9,630,234	$7,439,148
10/31/20	$7,612,727	$9,374,129	$7,594,953
11/30/20	$8,810,501	$10,400,259	$8,994,891
12/31/20	$9,481,984	$10,800,130	$9,772,953
01/31/21	$9,701,813	$10,691,094	$10,264,750
02/28/21	$10,366,187	$10,985,900	$10,904,502
03/31/21	$10,698,374	$11,467,035	$11,014,023
04/30/21	$11,050,102	$12,079,016	$11,245,306
05/31/21	$11,069,642	$12,163,380	$11,268,489
06/30/21	$11,035,446	$12,447,332	$11,486,811
07/31/21	$10,996,365	$12,743,017	$11,072,037
08/31/21	$11,201,540	$13,130,477	$11,319,700
09/30/21	$10,820,502	$12,519,781	$10,985,940
10/31/21	$11,343,208	$13,396,940	$11,453,275
11/30/21	$10,986,595	$13,304,113	$10,976,020
12/31/21	$11,465,352	$13,900,352	$11,221,206
01/31/22	$10,561,848	$13,181,050	$10,140,899
02/28/22	$10,504,664	$12,786,390	$10,249,153
03/31/22	$10,521,819	$13,261,143	$10,376,715
04/30/22	$9,715,527	$12,104,747	$9,348,286
05/31/22	$9,778,430	$12,126,954	$9,362,413
06/30/22	$9,075,069	$11,125,950	$8,592,420
07/31/22	$9,938,544	$12,151,812	$9,489,492
08/31/22	$9,658,344	$11,656,238	$9,295,311
09/30/22	$8,857,771	$10,582,715	$8,404,490
10/31/22	$9,972,855	$11,439,506	$9,329,732
11/30/22	$10,327,394	$12,078,791	$9,547,654
12/31/22	$9,744,617	$11,382,878	$8,927,989
01/31/23	$10,620,672	$12,098,109	$9,798,165
02/28/23	$10,500,665	$11,802,928	$9,632,665
03/31/23	$10,068,637	$12,236,263	$9,172,419
04/30/23	$9,888,626	$12,427,252	$9,007,513
05/31/23	$9,690,613	$12,481,269	$8,924,307
06/30/23	$10,536,667	$13,305,972	$9,649,868
07/31/23	$11,004,697	$13,733,426	$10,239,992
08/31/23	$10,602,671	$13,514,769	$9,727,703
09/30/23	$9,990,632	$12,870,413	$9,155,012
10/31/23	$9,354,592	$12,599,793	$8,530,651
11/30/23	$10,014,634	$13,750,474	$9,302,756
12/31/23	$11,117,980	$14,375,167	$10,439,400
01/31/24	$10,749,321	$14,616,731	$10,033,375
02/29/24	$11,331,414	$15,397,200	$10,600,679
03/31/24	$11,680,670	$15,892,598	$10,980,172
04/30/24	$10,982,158	$15,243,472	$10,207,359
05/31/24	$11,441,365	$15,999,315	$10,719,434
06/30/24	$11,273,205	$16,573,404	$10,620,276
07/31/24	$12,062,265	$16,775,142	$11,699,287
08/31/24	$12,172,216	$17,182,051	$11,524,525
09/30/24	$12,269,231	$17,549,010	$11,605,070

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SIVIX	22.81%	10.08%	9.39%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.79%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$765,618,186
Number of Portfolio Holdings	328
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$7,474,458

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Regional Banks	9.1%
Industrial Machinery & Supplies & Components	8.2%
Application Software	6.0%
Healthcare Equipment	4.5%
Specialty Chemicals	3.4%
Life Sciences Tools & Services	2.7%
Biotechnology	2.6%
Packaged Foods & Meats	2.3%
Property & Casualty Insurance	2.2%
Building Products	2.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
MGP Ingredients, Inc.	1.8%
Enerpac Tool Group Corp.	1.6%
Belden, Inc.	1.3%
Brink's Co.	1.3%
Darling Ingredients, Inc.	1.2%
Louisiana-Pacific Corp.	1.1%
Cullen/Frost Bankers, Inc.	1.0%
Dycom Industries, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	1.0%

Material Fund Changes

As approved by the Board of Trustees of the Trust, Westfield Capital Management Company, L.P. became a sub-adviser to the Fund effective March 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SIVIX

State Street Institutional Small-Cap Equity Fund

Service: SSQSX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$111	1.00%

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary drivers of the Fund's negative relative performance during the reporting period. Kennedy had a good year relative to the Index, outperforming by ~2.2%. Palisade, Champlain, and SouthernSun each underperformed the Index by ~2.7%, ~5.0%, and ~-1.6%, respectively for the year ending September 30, 2024. The overall Fund's lower beta/higher quality profile was a detractor for the year relative to the Index. The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the reporting period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Dycom Industries Inc, Actuant Corporation, and Boot Barn holdings Inc. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were Darling International Inc, MGP Ingredients Inc, and Boston Beer Company, Inc.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SSQSX	S&P 500 Index	Russell 2000 Index
09/30/14	$5,000,000	$5,000,000	$5,000,000
10/31/14	$5,263,294	$5,122,126	$5,329,596
11/30/14	$5,258,131	$5,259,884	$5,334,373
12/31/14	$5,323,043	$5,246,634	$5,486,403
01/31/15	$5,090,357	$5,089,134	$5,309,927
02/28/15	$5,460,931	$5,381,614	$5,625,158
03/31/15	$5,538,493	$5,296,507	$5,723,155
04/30/15	$5,435,077	$5,347,317	$5,577,199
05/31/15	$5,498,276	$5,416,080	$5,704,527
06/30/15	$5,567,219	$5,311,235	$5,747,245
07/31/15	$5,486,785	$5,422,512	$5,680,451
08/31/15	$5,182,283	$5,095,351	$5,323,487
09/30/15	$4,943,852	$4,969,274	$5,062,300
10/31/15	$5,213,882	$5,388,453	$5,347,511
11/30/15	$5,369,006	$5,404,477	$5,521,459
12/31/15	$5,111,619	$5,319,238	$5,244,228
01/31/16	$4,732,139	$5,055,275	$4,783,079
02/29/16	$4,767,817	$5,048,455	$4,782,865
03/31/16	$5,176,487	$5,390,933	$5,164,594
04/30/16	$5,309,467	$5,411,832	$5,245,650
05/31/16	$5,406,769	$5,509,018	$5,363,808
06/30/16	$5,422,986	$5,523,293	$5,360,426
07/31/16	$5,708,407	$5,726,930	$5,680,479
08/31/16	$5,828,413	$5,734,970	$5,780,934
09/30/16	$5,831,656	$5,736,055	$5,845,324
10/31/16	$5,662,999	$5,631,422	$5,567,437
11/30/16	$6,198,162	$5,839,981	$6,188,274
12/31/16	$6,332,632	$5,955,415	$6,361,667
01/31/17	$6,379,491	$6,068,368	$6,386,760
02/28/17	$6,493,291	$6,309,318	$6,510,017
03/31/17	$6,506,679	$6,316,678	$6,518,536
04/30/17	$6,600,397	$6,381,550	$6,590,021
05/31/17	$6,510,027	$6,471,356	$6,455,954
06/30/17	$6,660,644	$6,511,747	$6,679,125
07/31/17	$6,707,503	$6,645,646	$6,728,748
08/31/17	$6,593,703	$6,665,990	$6,643,144
09/30/17	$6,961,879	$6,803,497	$7,057,736
10/31/17	$7,005,391	$6,962,259	$7,117,898
11/30/17	$7,142,620	$7,175,790	$7,323,032
12/31/17	$7,142,373	$7,255,575	$7,293,475
01/31/18	$7,321,481	$7,670,986	$7,484,085
02/28/18	$7,029,060	$7,388,255	$7,194,289
03/31/18	$7,091,200	$7,200,496	$7,287,338
04/30/18	$7,175,271	$7,228,124	$7,350,339
05/31/18	$7,591,970	$7,402,192	$7,796,509
06/30/18	$7,701,628	$7,447,752	$7,852,376
07/31/18	$7,836,872	$7,724,910	$7,989,231
08/31/18	$8,125,638	$7,976,628	$8,333,647
09/30/18	$8,015,980	$8,022,031	$8,133,204
10/31/18	$7,127,752	$7,473,724	$7,249,804
11/30/18	$7,299,549	$7,626,026	$7,365,039
12/31/18	$6,433,296	$6,937,466	$6,490,176
01/31/19	$7,160,347	$7,493,405	$7,220,311
02/28/19	$7,482,012	$7,734,005	$7,595,679
03/31/19	$7,358,634	$7,884,290	$7,436,707
04/30/19	$7,675,892	$8,203,522	$7,689,336
05/31/19	$7,050,188	$7,682,204	$7,091,316
06/30/19	$7,592,171	$8,223,617	$7,592,511
07/31/19	$7,609,797	$8,341,807	$7,636,223
08/31/19	$7,239,662	$8,209,670	$7,259,191
09/30/19	$7,499,637	$8,363,277	$7,410,229
10/31/19	$7,631,828	$8,544,423	$7,605,388
11/30/19	$7,949,087	$8,854,576	$7,918,462
12/31/19	$8,129,924	$9,121,825	$8,146,787
01/31/20	$7,789,037	$9,118,249	$7,885,507
02/29/20	$7,013,869	$8,367,642	$7,221,688
03/31/20	$5,589,615	$7,334,131	$5,652,669
04/30/20	$6,383,461	$8,274,320	$6,429,088
05/31/20	$6,794,394	$8,668,410	$6,847,459
06/30/20	$6,934,484	$8,840,801	$7,089,499
07/31/20	$7,284,711	$9,339,290	$7,285,725
08/31/20	$7,606,919	$10,010,603	$7,696,227
09/30/20	$7,252,023	$9,630,234	$7,439,148
10/31/20	$7,499,516	$9,374,129	$7,594,953
11/30/20	$8,676,277	$10,400,259	$8,994,891
12/31/20	$9,337,954	$10,800,130	$9,772,953
01/31/21	$9,549,525	$10,691,094	$10,264,750
02/28/21	$10,203,470	$10,985,900	$10,904,502
03/31/21	$10,530,443	$11,467,035	$11,014,023
04/30/21	$10,871,841	$12,079,016	$11,245,306
05/31/21	$10,886,266	$12,163,380	$11,268,489
06/30/21	$10,852,607	$12,447,332	$11,486,811
07/31/21	$10,814,140	$12,743,017	$11,072,037
08/31/21	$11,011,285	$13,130,477	$11,319,700
09/30/21	$10,631,420	$12,519,781	$10,985,940
10/31/21	$11,145,921	$13,396,940	$11,453,275
11/30/21	$10,794,906	$13,304,113	$10,976,020
12/31/21	$11,262,939	$13,900,352	$11,221,206
01/31/22	$10,368,876	$13,181,050	$10,140,899
02/28/22	$10,312,646	$12,786,390	$10,249,153
03/31/22	$10,323,892	$13,261,143	$10,376,715
04/30/22	$9,531,044	$12,104,747	$9,348,286
05/31/22	$9,592,897	$12,126,954	$9,362,413
06/30/22	$8,901,264	$11,125,950	$8,592,420
07/31/22	$9,744,719	$12,151,812	$9,489,492
08/31/22	$9,474,814	$11,656,238	$9,295,311
09/30/22	$8,687,589	$10,582,715	$8,404,490
10/31/22	$9,772,834	$11,439,506	$9,329,732
11/30/22	$10,121,463	$12,078,791	$9,547,654
12/31/22	$9,542,369	$11,382,878	$8,927,989
01/31/23	$10,401,830	$12,098,109	$9,798,165
02/28/23	$10,284,096	$11,802,928	$9,632,665
03/31/23	$9,854,365	$12,236,263	$9,172,419
04/30/23	$9,683,650	$12,427,252	$9,007,513
05/31/23	$9,483,502	$12,481,269	$8,924,307
06/30/23	$10,307,642	$13,305,972	$9,649,868
07/31/23	$10,760,920	$13,733,426	$10,239,992
08/31/23	$10,366,510	$13,514,769	$9,727,703
09/30/23	$9,766,064	$12,870,413	$9,155,012
10/31/23	$9,142,072	$12,599,793	$8,530,651
11/30/23	$9,789,611	$13,750,474	$9,302,756
12/31/23	$10,864,774	$14,375,167	$10,439,400
01/31/24	$10,503,881	$14,616,731	$10,033,375
02/29/24	$11,067,381	$15,397,200	$10,600,679
03/31/24	$11,409,279	$15,892,598	$10,980,172
04/30/24	$10,725,482	$15,243,472	$10,207,359
05/31/24	$11,168,684	$15,999,315	$10,719,434
06/30/24	$11,004,066	$16,573,404	$10,620,276
07/31/24	$11,776,504	$16,775,142	$11,699,287
08/31/24	$11,877,807	$17,182,051	$11,524,525
09/30/24	$11,966,447	$17,549,010	$11,605,070

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSQSX	22.53%	9.80%	9.12%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.79%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$765,618,186
Number of Portfolio Holdings	328
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$7,474,458

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Regional Banks	9.1%
Industrial Machinery & Supplies & Components	8.2%
Application Software	6.0%
Healthcare Equipment	4.5%
Specialty Chemicals	3.4%
Life Sciences Tools & Services	2.7%
Biotechnology	2.6%
Packaged Foods & Meats	2.3%
Property & Casualty Insurance	2.2%
Building Products	2.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
MGP Ingredients, Inc.	1.8%
Enerpac Tool Group Corp.	1.6%
Belden, Inc.	1.3%
Brink's Co.	1.3%
Darling Ingredients, Inc.	1.2%
Louisiana-Pacific Corp.	1.1%
Cullen/Frost Bankers, Inc.	1.0%
Dycom Industries, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	1.0%

Material Fund Changes

As approved by the Board of Trustees of the Trust, Westfield Capital Management Company, L.P. became a sub-adviser to the Fund effective March 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSQSX

State Street Institutional U.S. Equity Fund

Investment: SUSIX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$47	0.39%

How did the Fund perform last year and what affected its performance?

IT was the best performing Index sector during the reporting period rising 52.7%. This was driven largely by “Magnificent 7”, top Index names which rose significantly largely on artificial intelligence excitement. The Fund also outperformed by more than 10% in the sector, driven by semiconductor company exposures such as Nvidia. The Fund benefitted from holdings including United Rentals, Parker-Hannifin, Trane Technologies, and Eaton, all of which returned more than 50% during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. The healthcare sector, which is more defensive, lagged in the strong risk-on market (although was still up 14.8%). This negatively impacted the Fund, which was modestly overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Humana (healthcare services), Biomarin Pharma (biotech), and Merck (pharma). Derivatives did not have a material impact on performance.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SUSIX	S&P 500 Index
09/30/14	$5,000,000	$5,000,000
10/31/14	$5,092,379	$5,122,126
11/30/14	$5,225,173	$5,259,884
12/31/14	$5,201,741	$5,246,634
01/31/15	$4,985,001	$5,089,134
02/28/15	$5,298,440	$5,381,614
03/31/15	$5,231,751	$5,296,507
04/30/15	$5,271,764	$5,347,317
05/31/15	$5,335,119	$5,416,080
06/30/15	$5,255,092	$5,311,235
07/31/15	$5,398,473	$5,422,512
08/31/15	$5,035,018	$5,095,351
09/30/15	$4,821,613	$4,969,274
10/31/15	$5,251,757	$5,388,453
11/30/15	$5,238,420	$5,404,477
12/31/15	$5,102,160	$5,319,238
01/31/16	$4,770,378	$5,055,275
02/29/16	$4,758,239	$5,048,455
03/31/16	$5,057,652	$5,390,933
04/30/16	$5,102,160	$5,411,832
05/31/16	$5,235,682	$5,509,018
06/30/16	$5,170,944	$5,523,293
07/31/16	$5,385,388	$5,726,930
08/31/16	$5,429,896	$5,734,970
09/30/16	$5,462,265	$5,736,055
10/31/16	$5,340,881	$5,631,422
11/30/16	$5,510,818	$5,839,981
12/31/16	$5,605,349	$5,955,415
01/31/17	$5,769,576	$6,068,368
02/28/17	$5,998,631	$6,309,318
03/31/17	$6,033,205	$6,316,678
04/30/17	$6,119,641	$6,381,550
05/31/17	$6,145,571	$6,471,356
06/30/17	$6,201,755	$6,511,747
07/31/17	$6,348,695	$6,645,646
08/31/17	$6,357,339	$6,665,990
09/30/17	$6,461,061	$6,803,497
10/31/17	$6,582,071	$6,962,259
11/30/17	$6,716,046	$7,175,790
12/31/17	$6,751,760	$7,255,575
01/31/18	$7,135,695	$7,670,986
02/28/18	$6,916,304	$7,388,255
03/31/18	$6,762,730	$7,200,496
04/30/18	$6,757,245	$7,228,124
05/31/18	$6,916,304	$7,402,192
06/30/18	$6,982,121	$7,447,752
07/31/18	$7,272,814	$7,724,910
08/31/18	$7,459,296	$7,976,628
09/30/18	$7,541,568	$8,022,031
10/31/18	$7,004,060	$7,473,724
11/30/18	$7,185,058	$7,626,026
12/31/18	$6,544,944	$6,937,466
01/31/19	$7,088,756	$7,493,405
02/28/19	$7,267,894	$7,734,005
03/31/19	$7,421,442	$7,884,290
04/30/19	$7,754,127	$8,203,522
05/31/19	$7,274,292	$7,682,204
06/30/19	$7,837,298	$8,223,617
07/31/19	$7,920,470	$8,341,807
08/31/19	$7,773,320	$8,209,670
09/30/19	$7,875,685	$8,363,277
10/31/19	$8,093,210	$8,544,423
11/30/19	$8,393,906	$8,854,576
12/31/19	$8,660,546	$9,121,825
01/31/20	$8,694,589	$9,118,249
02/29/20	$8,054,580	$8,367,642
03/31/20	$7,121,801	$7,334,131
04/30/20	$8,068,198	$8,274,320
05/31/20	$8,497,140	$8,668,410
06/30/20	$8,640,120	$8,840,801
07/31/20	$9,184,809	$9,339,290
08/31/20	$9,899,712	$10,010,603
09/30/20	$9,511,622	$9,630,234
10/31/20	$9,320,981	$9,374,129
11/30/20	$10,280,994	$10,400,259
12/31/20	$10,654,830	$10,800,130
01/31/21	$10,490,800	$10,691,094
02/28/21	$10,840,256	$10,985,900
03/31/21	$11,303,819	$11,467,035
04/30/21	$11,959,940	$12,079,016
05/31/21	$12,059,784	$12,163,380
06/30/21	$12,309,395	$12,447,332
07/31/21	$12,608,929	$12,743,017
08/31/21	$12,879,935	$13,130,477
09/30/21	$12,309,395	$12,519,781
10/31/21	$13,115,283	$13,396,940
11/30/21	$12,901,330	$13,304,113
12/31/21	$13,438,564	$13,900,352
01/31/22	$12,903,295	$13,181,050
02/28/22	$12,431,223	$12,786,390
03/31/22	$12,724,957	$13,261,143
04/30/22	$11,633,947	$12,104,747
05/31/22	$11,654,927	$12,126,954
06/30/22	$10,731,765	$11,125,950
07/31/22	$11,749,342	$12,151,812
08/31/22	$11,266,780	$11,656,238
09/30/22	$10,217,731	$10,582,715
10/31/22	$10,952,065	$11,439,506
11/30/22	$11,581,494	$12,078,791
12/31/22	$10,951,698	$11,382,878
01/31/23	$11,702,320	$12,098,109
02/28/23	$11,357,772	$11,802,928
03/31/23	$11,690,014	$12,236,263
04/30/23	$11,923,815	$12,427,252
05/31/23	$12,108,394	$12,481,269
06/30/23	$12,871,321	$13,305,972
07/31/23	$13,265,090	$13,733,426
08/31/23	$13,129,732	$13,514,769
09/30/23	$12,502,163	$12,870,413
10/31/23	$12,342,194	$12,599,793
11/30/23	$13,486,585	$13,750,474
12/31/23	$14,085,973	$14,375,167
01/31/24	$14,411,227	$14,616,731
02/29/24	$15,349,457	$15,397,200
03/31/24	$15,837,337	$15,892,598
04/30/24	$15,186,831	$15,243,472
05/31/24	$15,899,886	$15,999,315
06/30/24	$16,525,373	$16,573,404
07/31/24	$16,688,000	$16,775,142
08/31/24	$17,088,312	$17,182,051
09/30/24	$17,363,526	$17,549,010

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SUSIX	38.88%	17.13%	13.26%
S&P 500 Index	36.35%	15.98%	13.38%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$301,897,466
Number of Portfolio Holdings	97
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$985,160

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors	11.4%
Systems Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.2%
Transaction & Payment Processing Services	3.6%
Healthcare Equipment	2.8%
Application Software	2.8%
Diversified Banks	2.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	7.1%
Microsoft Corp.	7.0%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
Broadcom, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Home Depot, Inc.	1.9%
UnitedHealth Group, Inc.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SUSIX

State Street Institutional U.S. Equity Fund

Service: SUSSX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$76	0.64%

How did the Fund perform last year and what affected its performance?

IT was the best performing Index sector during the reporting period rising 52.7%. This was driven largely by “Magnificent 7”, top Index names which rose significantly largely on artificial intelligence excitement. The Fund also outperformed by more than 10% in the sector, driven by semiconductor company exposures such as Nvidia. The Fund benefitted from holdings including United Rentals, Parker-Hannifin, Trane Technologies, and Eaton, all of which returned more than 50% during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. The healthcare sector, which is more defensive, lagged in the strong risk-on market (although was still up 14.8%). This negatively impacted the Fund, which was modestly overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Humana (healthcare services), Biomarin Pharma (biotech), and Merck (pharma). Derivatives did not have a material impact on performance.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SUSSX	S&P 500 Index
09/30/14	$5,000,000	$5,000,000
10/31/14	$5,091,922	$5,122,126
11/30/14	$5,222,841	$5,259,884
12/31/14	$5,198,136	$5,246,634
01/31/15	$4,981,015	$5,089,134
02/28/15	$5,293,924	$5,381,614
03/31/15	$5,223,679	$5,296,507
04/30/15	$5,261,995	$5,347,317
05/31/15	$5,325,854	$5,416,080
06/30/15	$5,242,837	$5,311,235
07/31/15	$5,386,520	$5,422,512
08/31/15	$5,022,523	$5,095,351
09/30/15	$4,808,595	$4,969,274
10/31/15	$5,236,451	$5,388,453
11/30/15	$5,220,486	$5,404,477
12/31/15	$5,087,132	$5,319,238
01/31/16	$4,753,864	$5,055,275
02/29/16	$4,742,372	$5,048,455
03/31/16	$5,037,333	$5,390,933
04/30/16	$5,079,471	$5,411,832
05/31/16	$5,209,714	$5,509,018
06/30/16	$5,148,423	$5,523,293
07/31/16	$5,359,110	$5,726,930
08/31/16	$5,401,247	$5,734,970
09/30/16	$5,431,893	$5,736,055
10/31/16	$5,313,142	$5,631,422
11/30/16	$5,481,691	$5,839,981
12/31/16	$5,571,744	$5,955,415
01/31/17	$5,734,423	$6,068,368
02/28/17	$5,962,173	$6,309,318
03/31/17	$5,994,709	$6,316,678
04/30/17	$6,076,048	$6,381,550
05/31/17	$6,104,517	$6,471,356
06/30/17	$6,157,388	$6,511,747
07/31/17	$6,303,798	$6,645,646
08/31/17	$6,311,932	$6,665,990
09/30/17	$6,413,606	$6,803,497
10/31/17	$6,531,549	$6,962,259
11/30/17	$6,665,758	$7,175,790
12/31/17	$6,695,964	$7,255,575
01/31/18	$7,076,705	$7,670,986
02/28/18	$6,858,413	$7,388,255
03/31/18	$6,706,117	$7,200,496
04/30/18	$6,701,040	$7,228,124
05/31/18	$6,853,337	$7,402,192
06/30/18	$6,914,255	$7,447,752
07/31/18	$7,203,619	$7,724,910
08/31/18	$7,386,374	$7,976,628
09/30/18	$7,462,522	$8,022,031
10/31/18	$6,929,485	$7,473,724
11/30/18	$7,107,164	$7,626,026
12/31/18	$6,476,086	$6,937,466
01/31/19	$7,007,487	$7,493,405
02/28/19	$7,188,514	$7,734,005
03/31/19	$7,340,343	$7,884,290
04/30/19	$7,667,359	$8,203,522
05/31/19	$7,194,353	$7,682,204
06/30/19	$7,743,273	$8,223,617
07/31/19	$7,825,027	$8,341,807
08/31/19	$7,679,038	$8,209,670
09/30/19	$7,778,311	$8,363,277
10/31/19	$7,994,375	$8,544,423
11/30/19	$8,286,353	$8,854,576
12/31/19	$8,548,853	$9,121,825
01/31/20	$8,579,671	$9,118,249
02/29/20	$7,944,825	$8,367,642
03/31/20	$7,026,455	$7,334,131
04/30/20	$7,957,152	$8,274,320
05/31/20	$8,382,437	$8,668,410
06/30/20	$8,524,199	$8,840,801
07/31/20	$9,054,265	$9,339,290
08/31/20	$9,756,911	$10,010,603
09/30/20	$9,374,770	$9,630,234
10/31/20	$9,183,700	$9,374,129
11/30/20	$10,132,888	$10,400,259
12/31/20	$10,498,434	$10,800,130
01/31/21	$10,331,588	$10,691,094
02/28/21	$10,671,696	$10,985,900
03/31/21	$11,127,313	$11,467,035
04/30/21	$11,769,027	$12,079,016
05/31/21	$11,865,284	$12,163,380
06/30/21	$12,109,135	$12,447,332
07/31/21	$12,404,323	$12,743,017
08/31/21	$12,667,426	$13,130,477
09/30/21	$12,102,718	$12,519,781
10/31/21	$12,892,025	$13,396,940
11/30/21	$12,673,843	$13,304,113
12/31/21	$13,202,710	$13,900,352
01/31/22	$12,677,482	$13,181,050
02/28/22	$12,225,038	$12,786,390
03/31/22	$12,505,554	$13,261,143
04/30/22	$11,428,737	$12,104,747
05/31/22	$11,446,834	$12,126,954
06/30/22	$10,532,898	$11,125,950
07/31/22	$11,537,323	$12,151,812
08/31/22	$11,057,733	$11,656,238
09/30/22	$10,026,160	$10,582,715
10/31/22	$10,750,071	$11,439,506
11/30/22	$11,365,395	$12,078,791
12/31/22	$10,749,012	$11,382,878
01/31/23	$11,474,596	$12,098,109
02/28/23	$11,132,535	$11,802,928
03/31/23	$11,464,231	$12,236,263
04/30/23	$11,692,271	$12,427,252
05/31/23	$11,868,485	$12,481,269
06/30/23	$12,604,434	$13,305,972
07/31/23	$12,987,957	$13,733,426
08/31/23	$12,853,206	$13,514,769
09/30/23	$12,231,277	$12,870,413
10/31/23	$12,086,160	$12,599,793
11/30/23	$13,195,267	$13,750,474
12/31/23	$13,786,782	$14,375,167
01/31/24	$14,101,310	$14,616,731
02/29/24	$15,013,439	$15,397,200
03/31/24	$15,485,230	$15,892,598
04/30/24	$14,845,691	$15,243,472
05/31/24	$15,548,136	$15,999,315
06/30/24	$16,156,222	$16,573,404
07/31/24	$16,303,001	$16,775,142
08/31/24	$16,690,918	$17,182,051
09/30/24	$16,953,025	$17,549,010

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SUSSX	38.60%	16.86%	12.99%
S&P 500 Index	36.35%	15.98%	13.38%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$301,897,466
Number of Portfolio Holdings	97
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$985,160

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors	11.4%
Systems Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.2%
Transaction & Payment Processing Services	3.6%
Healthcare Equipment	2.8%
Application Software	2.8%
Diversified Banks	2.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	7.1%
Microsoft Corp.	7.0%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
Broadcom, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Home Depot, Inc.	1.9%
UnitedHealth Group, Inc.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SUSSX

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. John R. Costantino, George M. Pereira, Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements and services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $58,922 and $57,922, respectively.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending September 30, 2024 and September 30, 2023 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $4,318 and $4,318, respectively.

(d)	All Other Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Fund’s investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph b above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2024 (in millions)		FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5		$17.9
Tax Fees	$3.2		$5.6
All Other Fees	$15.0		$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
September 30, 2024
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Annual Report
September 30, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

State Street Institutional U.S. Equity Fund
Schedule of Investments — September 30, 2024
	Number of Shares	Fair Value
Common Stock - 95.6% †
Aerospace & Defense - 0.5%
RTX Corp.	13,135	$1,591,437
Apparel Retail - 0.4%
Ross Stores, Inc.	7,085	1,066,363
Application Software - 2.8%
Adobe, Inc. (a)	6,433	3,330,879
Intuit, Inc.	1,352	839,592
Salesforce, Inc.	12,883	3,526,206
Synopsys, Inc. (a)	1,340	678,562
		8,375,239
Automobile Manufacturers - 1.0%
General Motors Co.	31,705	1,421,652
Tesla, Inc. (a)	5,839	1,527,658
		2,949,310
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	1,317	1,516,657
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. (a)	8,333	585,727
Vertex Pharmaceuticals, Inc. (a)	2,951	1,372,451
		1,958,178
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	68,140	12,696,526
Building Products - 0.6%
Trane Technologies PLC	4,610	1,792,045
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	3,742	2,014,132
Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	1,239	1,098,398
Walmart, Inc.	28,905	2,334,079
		3,432,477
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	4,438	954,303
Diversified Banks - 2.6%
Bank of America Corp.	41,948	1,664,497
	Number of Shares	Fair Value
JPMorgan Chase & Co.	28,862	$6,085,841
		7,750,338
Diversified Support Services - 0.2%
Cintas Corp.	2,908	598,699
Electric Utilities - 1.0%
NextEra Energy, Inc.	36,974	3,125,412
Electrical Components & Equipment - 1.5%
Eaton Corp. PLC	5,566	1,844,795
Emerson Electric Co.	24,712	2,702,752
		4,547,547
Electronic Components - 0.2%
Amphenol Corp., Class A	11,226	731,486
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	16,664	3,459,446
Financial Exchanges & Data - 2.4%
CME Group, Inc.	4,937	1,089,349
MSCI, Inc.	2,524	1,471,315
Nasdaq, Inc.	11,224	819,464
S&P Global, Inc.	7,280	3,760,994
		7,141,122
Healthcare Equipment - 2.8%
Abbott Laboratories	16,478	1,878,657
Becton Dickinson & Co.	14,711	3,546,822
IDEXX Laboratories, Inc. (a)	2,280	1,151,901
Penumbra, Inc. (a)	2,923	567,968
Zimmer Biomet Holdings, Inc.	11,887	1,283,202
		8,428,550
Home Improvement Retail - 1.9%
Home Depot, Inc.	14,342	5,811,378
Household Products - 0.8%
Procter & Gamble Co.	13,882	2,404,362
Industrial Gases - 1.3%
Linde PLC	8,245	3,931,711
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp. (b)	6,658	4,206,658
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,754	837,480

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
Integrated Oil & Gas - 1.5%
Chevron Corp.	11,097	$1,634,255
Exxon Mobil Corp.	25,502	2,989,345
		4,623,600
Interactive Media & Services - 7.8%
Alphabet, Inc., Class A	69,011	11,445,474
Alphabet, Inc., Class C	9,781	1,635,286
Meta Platforms, Inc., Class A	18,513	10,597,582
		23,678,342
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	2,868	1,013,781
Life Sciences Tools & Services - 1.7%
IQVIA Holdings, Inc. (a)	9,772	2,315,671
Thermo Fisher Scientific, Inc.	4,724	2,922,125
		5,237,796
Managed Healthcare - 1.8%
Humana, Inc.	673	213,166
UnitedHealth Group, Inc.	8,941	5,227,624
		5,440,790
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	1,767	1,253,280
Walt Disney Co.	13,437	1,292,505
		2,545,785
Multi-Line Insurance - 0.2%
American International Group, Inc.	7,293	534,066
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	8,054	3,706,934
Multi-Utilities - 0.6%
Sempra	21,342	1,784,832
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	55,281	2,319,038
Oil & Gas Exploration & Production - 0.8%
ConocoPhillips	22,722	2,392,172
Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	6,041	2,350,674
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	16,436	$1,210,840
Passenger Ground Transportation - 0.5%
Uber Technologies, Inc. (a)	18,777	1,411,279
Personal Care Products - 1.0%
Kenvue, Inc.	136,467	3,156,482
Pharmaceuticals - 5.0%
AstraZeneca PLC ADR	38,580	3,005,768
Elanco Animal Health, Inc. (a)	41,927	615,908
Eli Lilly & Co.	1,444	1,279,297
Johnson & Johnson	31,751	5,145,567
Merck & Co., Inc.	44,027	4,999,706
		15,046,246
Property & Casualty Insurance - 1.4%
Chubb Ltd.	10,337	2,981,088
Progressive Corp.	4,311	1,093,959
		4,075,047
Rail Transportation - 0.6%
Union Pacific Corp.	7,050	1,737,684
Regional Banks - 0.9%
Regions Financial Corp.	112,063	2,614,430
Restaurants - 0.5%
McDonald's Corp.	5,185	1,578,884
Semiconductor Materials & Equipment - 1.3%
Applied Materials, Inc.	15,493	3,130,361
ASML Holding NV	810	674,932
		3,805,293
Semiconductors - 11.4%
Advanced Micro Devices, Inc. (a)	10,789	1,770,259
Broadcom, Inc. (b)	36,660	6,323,850
NVIDIA Corp.	177,218	21,521,354
ON Semiconductor Corp. (a)	39,663	2,879,931
Texas Instruments, Inc.	9,232	1,907,054
		34,402,448
Soft Drinks & Non-alcoholic Beverages - 1.5%
Monster Beverage Corp. (a)	19,399	1,012,046

See Notes to Schedules of Investments and Notes to Financial Statements.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
PepsiCo, Inc.	20,041	$3,407,972
		4,420,018
Specialty Chemicals - 0.5%
Ecolab, Inc.	2,353	600,792
International Flavors & Fragrances, Inc.	4,109	431,157
PPG Industries, Inc.	4,177	553,285
		1,585,234
Systems Software - 8.3%
Microsoft Corp.	49,026	21,095,888
Oracle Corp.	12,838	2,187,595
ServiceNow, Inc. (a)	1,960	1,753,004
		25,036,487
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	78,686	18,333,838
Telecom Tower REITs - 1.3%
American Tower Corp.	16,977	3,948,171
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	4,804	3,889,943
WW Grainger, Inc.	1,266	1,315,133
		5,205,076
Transaction & Payment Processing Services - 3.6%
Fidelity National Information Services, Inc.	5,344	447,560
	Number of Shares	Fair Value
Mastercard, Inc., Class A	9,918	$4,897,509
PayPal Holdings, Inc. (a)	24,664	1,924,532
Visa, Inc., Class A	13,413	3,687,904
		10,957,505
Water Utilities - 0.8%
American Water Works Co., Inc.	15,713	2,297,869
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,629	748,880
Total Common Stock (Cost $175,596,786)		288,520,377
Short-Term Investments - 4.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (c)(d) (Cost $13,071,560)	13,071,560	13,071,560
Total Investments (Cost $188,668,346)		301,591,937
Other Assets and Liabilities, net - 0.1%		305,529
NET ASSETS - 100.0%		$301,897,466

Other Information:
The Fund had the following long futures contracts open at September 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2024	34	$9,552,258	$9,884,225	$331,967
During the year ended September 30, 2024, the average notional value related to long and short futures contracts were $4,825,424 and $21,615, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2024
(b)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$288,520,377	$—	$—	$288,520,377
Short-Term Investments	13,071,560	—	—	13,071,560
Total Investments in Securities	$301,591,937	$—	$—	$301,591,937
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$331,967	$—	$—	$331,967
Total Other Financial Instruments	$331,967	$—	$—	$331,967

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,527,562	$5,527,562	$55,064,234	$47,520,236	$—	$—	13,071,560	$13,071,560	$415,933
See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street Institutional U.S. Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — September 30, 2024
	Number of Shares	Fair Value
Common Stock - 95.0% †
Aerospace & Defense - 0.6%
Hexcel Corp.	13,220	$817,393
Mercury Systems, Inc. (a)	6,884	254,708
Moog, Inc., Class A	5,843	1,180,403
Woodward, Inc.	15,846	2,717,747
		4,970,251
Agricultural & Farm Machinery - 1.0%
AGCO Corp. (b)	63,815	6,244,936
Alamo Group, Inc.	7,931	1,428,611
		7,673,547
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)	239,283	8,891,756
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	8,080	1,130,392
Boot Barn Holdings, Inc. (a)	41,527	6,946,637
Buckle, Inc.	54,888	2,413,425
Revolve Group, Inc. (a)	71,241	1,765,352
		12,255,806
Application Software - 6.0%
ACI Worldwide, Inc. (a)(b)	102,735	5,229,211
Altair Engineering, Inc., Class A (a)	32,386	3,093,187
Blackbaud, Inc. (a)	54,462	4,611,842
BlackLine, Inc. (a)	29,390	1,620,565
Box, Inc., Class A (a)	47,600	1,557,948
Braze, Inc., Class A (a)	97,393	3,149,690
CCC Intelligent Solutions Holdings, Inc. (a)	285,573	3,155,582
Clearwater Analytics Holdings, Inc., Class A (a)	115,365	2,912,966
Confluent, Inc., Class A (a)	74,300	1,514,234
Dynatrace, Inc. (a)	21,764	1,163,721
Freshworks, Inc., Class A (a)	90,900	1,043,532
Lightspeed Commerce, Inc. (a)	52,345	863,169
Nutanix, Inc., Class A (a)	78,900	4,674,825
Procore Technologies, Inc. (a)	14,760	910,987
Samsara, Inc., Class A (a)	24,307	1,169,653
Smartsheet, Inc., Class A (a)	86,941	4,813,054
Vertex, Inc., Class A (a)	108,138	4,164,394
		45,648,560
	Number of Shares	Fair Value
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	26,333	$2,893,733
Automotive Parts & Equipment - 1.0%
Dana, Inc.	82,301	869,098
Dorman Products, Inc. (a)	60,126	6,801,453
Patrick Industries, Inc.	2,007	285,737
		7,956,288
Automotive Retail - 1.2%
Group 1 Automotive, Inc.	10,127	3,879,046
Murphy USA, Inc.	10,622	5,235,265
		9,114,311
Biotechnology - 2.6%
89bio, Inc. (a)	50,009	370,067
ADMA Biologics, Inc. (a)	49,544	990,385
Ascendis Pharma AS ADR (a)	17,221	2,571,267
Avid Bioservices, Inc. (a)	220,472	2,508,971
Bicycle Therapeutics PLC ADR (a)	28,913	654,301
Catalyst Pharmaceuticals, Inc. (a)	70,341	1,398,379
Cytokinetics, Inc. (a)	10,013	528,686
Emergent BioSolutions, Inc. (a)	74,105	618,777
Halozyme Therapeutics, Inc. (a)	21,608	1,236,842
Heron Therapeutics, Inc. (a)	437,939	871,499
Insmed, Inc. (a)	4,020	293,460
Merus NV (a)	9,570	478,117
MoonLake Immunotherapeutics (a)	18,331	924,249
Rocket Pharmaceuticals, Inc. (a)	34,232	632,265
Soleno Therapeutics, Inc. (a)	7,830	395,337
Vaxcyte, Inc. (a)	14,843	1,696,110
Veracyte, Inc. (a)	90,200	3,070,408
Viking Therapeutics, Inc. (a)	7,646	484,068
Xenon Pharmaceuticals, Inc. (a)	11,092	436,692
		20,159,880
Brewers - 0.7%
Boston Beer Co., Inc., Class A (a)	19,073	5,514,767
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	21,040	2,045,088

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
Building Products - 2.0%
Armstrong World Industries, Inc.	38,086	$5,005,643
AZZ, Inc.	17,003	1,404,618
Gibraltar Industries, Inc. (a)	59,646	4,171,045
Hayward Holdings, Inc. (a)	120,275	1,845,018
Insteel Industries, Inc.	7,511	233,517
Simpson Manufacturing Co., Inc.	8,753	1,674,186
UFP Industries, Inc.	5,781	758,525
		15,092,552
Cargo Ground Transportation - 0.5%
Saia, Inc. (a)	9,445	4,129,921
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	7,349	993,658
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	16,798	1,914,468
Commodity Chemicals - 0.1%
Hawkins, Inc.	7,887	1,005,356
Communications Equipment - 0.2%
Applied Optoelectronics, Inc. (a)	21,180	303,086
Cambium Networks Corp. (a)	82,437	150,860
Ciena Corp. (a)	8,600	529,674
F5, Inc. (a)	3,408	750,441
		1,734,061
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	5,041	1,967,755
Dycom Industries, Inc. (a)	38,261	7,541,243
Fluor Corp. (a)	13,697	653,484
IES Holdings, Inc. (a)	6,576	1,312,701
Valmont Industries, Inc.	3,116	903,484
WillScot Holdings Corp. (a)	18,570	698,232
		13,076,899
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	11,690	373,378
Manitowoc Co., Inc. (a)	42,619	409,995
Miller Industries, Inc.	2,082	127,002
Oshkosh Corp.	7,875	789,154
	Number of Shares	Fair Value
Wabash National Corp.	45,609	$875,237
		2,574,766
Construction Materials - 0.2%
Eagle Materials, Inc.	5,516	1,586,677
Consumer Finance - 0.4%
PROG Holdings, Inc.	58,149	2,819,645
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	49,636	2,414,791
Verra Mobility Corp. (a)	139,160	3,870,040
WNS Holdings Ltd. (a)	3,796	200,087
		6,484,918
Distillers & Vintners - 1.8%
MGP Ingredients, Inc.	161,946	13,482,005
Distributors - 0.5%
LKQ Corp.	86,464	3,451,643
Diversified Metals & Mining - 0.1%
Materion Corp.	5,093	569,703
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	30,559	556,174
American Assets Trust, Inc.	22,948	613,171
Essential Properties Realty Trust, Inc.	15,149	517,338
		1,686,683
Diversified Support Services - 1.5%
Healthcare Services Group, Inc. (a)	192,876	2,154,425
Matthews International Corp., Class A	61,455	1,425,756
RB Global, Inc.	88,743	7,142,924
Vestis Corp.	75,541	1,125,561
		11,848,666
Education Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	15,571	2,181,964
Stride, Inc. (a)	61,150	5,216,707
		7,398,671
Electric Utilities - 0.8%
ALLETE, Inc.	5,900	378,721

See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
IDACORP, Inc.	53,000	$5,463,770
		5,842,491
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	2,732	752,366
Atkore, Inc.	10,887	922,564
NEXTracker, Inc., Class A (a)	16,936	634,761
Regal Rexnord Corp.	5,342	886,131
Sensata Technologies Holding PLC	19,922	714,403
		3,910,225
Electronic Components - 1.8%
Belden, Inc.	85,404	10,003,371
Littelfuse, Inc.	15,033	3,987,503
		13,990,874
Electronic Equipment & Instruments - 0.9%
Advanced Energy Industries, Inc.	6,856	721,525
Novanta, Inc. (a)	16,289	2,914,428
Vontier Corp.	88,840	2,997,462
		6,633,415
Electronic Manufacturing Services - 0.2%
Celestica, Inc. (a)	8,548	436,974
Fabrinet (a)	2,389	564,855
Plexus Corp. (a)	5,832	797,293
		1,799,122
Environmental & Facilities Services - 0.5%
Aris Water Solutions, Inc., Class A	92,863	1,566,599
BrightView Holdings, Inc. (a)	36,402	572,967
Casella Waste Systems, Inc., Class A (a)	15,108	1,503,095
		3,642,661
Food Distributors - 0.6%
Chefs' Warehouse, Inc. (a)	11,704	491,685
Performance Food Group Co. (a)	55,971	4,386,447
		4,878,132
Footwear - 0.1%
Steven Madden Ltd.	18,110	887,209
Forest Products - 1.1%
Louisiana-Pacific Corp.	76,201	8,188,559
	Number of Shares	Fair Value
Gas Utilities - 0.0%*
UGI Corp.	15,061	$376,826
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	85,016	1,543,040
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	274,011	3,077,143
Owens & Minor, Inc. (a)	59,130	927,750
		4,004,893
Healthcare Equipment - 4.5%
AtriCure, Inc. (a)	98,655	2,766,286
CONMED Corp.	48,391	3,480,281
Envista Holdings Corp. (a)	113,173	2,236,298
Globus Medical, Inc., Class A (a)	64,126	4,587,574
Inspire Medical Systems, Inc. (a)	16,492	3,480,637
Integer Holdings Corp. (a)	14,838	1,928,940
iRhythm Technologies, Inc. (a)	32,842	2,438,190
LeMaitre Vascular, Inc.	10,948	1,016,960
Omnicell, Inc. (a)	54,771	2,388,016
Penumbra, Inc. (a)	19,000	3,691,890
PROCEPT BioRobotics Corp. (a)	30,795	2,467,295
SI-BONE, Inc. (a)	98,400	1,375,632
Tandem Diabetes Care, Inc. (a)	53,617	2,273,897
		34,131,896
Healthcare Facilities - 1.5%
Acadia Healthcare Co., Inc. (a)	59,800	3,791,918
Ensign Group, Inc.	2,120	304,898
U.S. Physical Therapy, Inc.	88,787	7,514,044
		11,610,860
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)	6,672	887,576
Castle Biosciences, Inc. (a)	52,702	1,503,061
Option Care Health, Inc. (a)	47,712	1,493,386
		3,884,023
Healthcare Supplies - 0.8%
Haemonetics Corp. (a)	12,951	1,041,001
Lantheus Holdings, Inc. (a)	10,901	1,196,385

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
Neogen Corp. (a)	252,000	$4,236,120
		6,473,506
Healthcare Technology - 0.5%
Definitive Healthcare Corp. (a)	252,840	1,130,195
Phreesia, Inc. (a)	88,200	2,010,078
Simulations Plus, Inc.	13,767	440,819
		3,581,092
Home Building - 1.0%
Cavco Industries, Inc. (a)	1,326	567,846
Green Brick Partners, Inc. (a)	12,310	1,028,131
Installed Building Products, Inc.	3,941	970,550
M/I Homes, Inc. (a)	7,038	1,206,032
Meritage Homes Corp.	6,279	1,287,635
Taylor Morrison Home Corp. (a)	37,165	2,611,213
		7,671,407
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	247,440	2,271,499
Xenia Hotels & Resorts, Inc.	63,001	930,525
		3,202,024
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	81,201	2,549,711
Human Resource & Employment Services - 0.3%
First Advantage Corp. (a)	98,001	1,945,320
Industrial Machinery & Supplies & Components - 8.2%
Albany International Corp., Class A	36,850	3,274,122
Barnes Group, Inc.	93,181	3,765,444
Chart Industries, Inc. (a)	6,089	755,888
Enerpac Tool Group Corp.	289,722	12,136,455
Enpro, Inc.	4,841	785,113
Esab Corp.	38,000	4,039,780
ESCO Technologies, Inc.	44,700	5,765,406
Gates Industrial Corp. PLC (a)	51,179	898,191
Hillenbrand, Inc.	34,397	956,237
ITT, Inc.	10,641	1,590,936
John Bean Technologies Corp.	48,459	4,773,696
Kadant, Inc.	4,193	1,417,234
Mueller Industries, Inc.	88,066	6,525,691
RBC Bearings, Inc. (a)	13,000	3,891,940
Standex International Corp.	20,358	3,721,035
	Number of Shares	Fair Value
Timken Co.	80,672	$6,799,843
Watts Water Technologies, Inc., Class A	8,045	1,666,844
		62,763,855
Industrial REITs - 0.7%
EastGroup Properties, Inc.	25,841	4,827,616
STAG Industrial, Inc.	22,482	878,821
		5,706,437
Insurance Brokers - 0.7%
Baldwin Insurance Group, Inc. (a)	103,127	5,135,725
Investment Banking & Brokerage - 1.4%
Piper Sandler Cos.	4,843	1,374,492
PJT Partners, Inc., Class A	21,025	2,803,474
Raymond James Financial, Inc.	40,290	4,933,913
Stifel Financial Corp.	17,760	1,667,664
		10,779,543
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	160,997	914,463
Leisure Facilities - 0.6%
Bowlero Corp., Class A	88,027	1,033,437
Planet Fitness, Inc., Class A (a)	43,058	3,497,171
		4,530,608
Leisure Products - 0.6%
Acushnet Holdings Corp.	7,352	468,690
Johnson Outdoors, Inc., Class A	11,645	421,549
Polaris, Inc.	41,377	3,444,221
		4,334,460
Life & Health Insurance - 0.1%
Oscar Health, Inc., Class A (a)	20,128	426,915
Primerica, Inc.	2,287	606,398
		1,033,313
Life Sciences Tools & Services - 2.7%
Azenta, Inc. (a)	57,776	2,798,670
BioLife Solutions, Inc. (a)	82,396	2,063,196
Bio-Rad Laboratories, Inc., Class A (a)	1,730	578,823
Bruker Corp.	54,230	3,745,124

See Notes to Schedules of Investments and Notes to Financial Statements.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
ICON PLC (a)	9,202	$2,643,827
Mesa Laboratories, Inc.	8,412	1,092,382
Repligen Corp. (a)	49,821	7,414,361
		20,336,383
Metal, Glass & Plastic Containers - 0.1%
TriMas Corp.	40,352	1,030,187
Mortgage REITs - 0.1%
Redwood Trust, Inc.	66,116	511,077
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	36,157	1,263,687
Multi-Utilities - 0.1%
Avista Corp.	20,913	810,379
Office REITs - 0.8%
COPT Defense Properties	19,748	598,957
Cousins Properties, Inc.	104,365	3,076,680
Easterly Government Properties, Inc.	159,299	2,163,280
Hudson Pacific Properties, Inc.	47,214	225,683
		6,064,600
Office Services & Supplies - 0.8%
MSA Safety, Inc.	33,827	5,998,880
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	10,650	323,973
Oil & Gas Equipment & Services - 0.7%
Atlas Energy Solutions, Inc.	47,922	1,044,700
Cactus, Inc., Class A	39,460	2,354,578
ChampionX Corp.	41,789	1,259,938
Expro Group Holdings NV (a)	24,630	422,897
Oil States International, Inc. (a)	105,839	486,860
		5,568,973
Oil & Gas Exploration & Production - 1.8%
Civitas Resources, Inc.	15,980	809,707
Northern Oil & Gas, Inc.	164,277	5,817,049
Range Resources Corp.	25,281	777,643
SM Energy Co.	161,427	6,452,237
		13,856,636
	Number of Shares	Fair Value
Packaged Foods & Meats - 2.3%
Calavo Growers, Inc.	30,749	$877,269
Freshpet, Inc. (a)	21,502	2,940,829
J&J Snack Foods Corp.	13,250	2,280,590
Lancaster Colony Corp.	19,275	3,403,387
Simply Good Foods Co. (a)	148,296	5,156,252
Utz Brands, Inc.	162,365	2,873,860
		17,532,187
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	138,142	902,067
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	17,215	1,045,295
elf Beauty, Inc. (a)	16,770	1,828,433
		2,873,728
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (a)	13,841	825,754
Corcept Therapeutics, Inc. (a)	6,600	305,448
Innoviva, Inc. (a)	31,117	600,869
Intra-Cellular Therapies, Inc. (a)	8,049	588,946
		2,321,017
Property & Casualty Insurance - 2.2%
AMERISAFE, Inc.	59,644	2,882,594
Kemper Corp.	13,223	809,909
Palomar Holdings, Inc. (a)	48,421	4,584,016
RLI Corp.	20,609	3,193,983
Selective Insurance Group, Inc.	27,321	2,549,049
Skyward Specialty Insurance Group, Inc. (a)	61,422	2,501,718
Trupanion, Inc. (a)	16,710	701,486
		17,222,755
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	91,042	4,392,777
Real Estate Operating Companies - 0.2%
DigitalBridge Group, Inc.	94,001	1,328,234
Regional Banks - 9.1%
1st Source Corp.	22,753	1,362,450
Banc of California, Inc.	73,697	1,085,557
BancFirst Corp.	17,646	1,857,242
Bank OZK	37,607	1,616,725

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
BankUnited, Inc.	19,273	$702,308
Columbia Banking System, Inc.	157,676	4,116,920
Cullen/Frost Bankers, Inc.	68,819	7,698,093
Enterprise Financial Services Corp.	16,371	839,177
First Financial Bankshares, Inc.	124,300	4,600,343
Five Star Bancorp	23,844	708,882
Fulton Financial Corp.	134,045	2,430,236
German American Bancorp, Inc.	44,115	1,709,456
Heritage Commerce Corp.	75,878	749,675
Home BancShares, Inc.	43,633	1,182,018
Lakeland Financial Corp.	12,185	793,487
Live Oak Bancshares, Inc.	146,798	6,953,821
National Bank Holdings Corp., Class A	34,422	1,449,166
Origin Bancorp, Inc.	29,632	952,965
Peapack-Gladstone Financial Corp.	17,933	491,544
Pinnacle Financial Partners, Inc.	13,854	1,357,276
Preferred Bank	3,087	247,732
Prosperity Bancshares, Inc.	54,102	3,899,131
Renasant Corp.	106,416	3,458,520
ServisFirst Bancshares, Inc.	48,600	3,909,870
SouthState Corp.	7,614	739,929
Stock Yards Bancorp, Inc.	36,650	2,271,933
Texas Capital Bancshares, Inc. (a)	14,938	1,067,469
WaFd, Inc.	28,903	1,007,270
Westamerica BanCorp	40,625	2,007,688
Western Alliance Bancorp	7,020	607,160
Wintrust Financial Corp.	19,677	2,135,545
WSFS Financial Corp.	118,201	6,027,069
		70,036,657
Research & Consulting Services - 0.1%
Huron Consulting Group, Inc. (a)	4,574	497,194
Resources Connection, Inc.	49,652	481,624
		978,818
Restaurants - 1.5%
Brinker International, Inc. (a)	6,158	471,272
Cheesecake Factory, Inc.	62,064	2,516,695
First Watch Restaurant Group, Inc. (a)	57,300	893,880
Shake Shack, Inc., Class A (a)	22,397	2,311,594
	Number of Shares	Fair Value
Texas Roadhouse, Inc.	25,204	$4,451,027
Wingstop, Inc.	1,579	656,990
		11,301,458
Retail REITs - 0.3%
Kite Realty Group Trust	47,125	1,251,640
Phillips Edison & Co., Inc.	20,778	783,538
		2,035,178
Security & Alarm Services - 1.3%
Brink's Co.	83,598	9,667,273
Self Storage REITs - 0.1%
National Storage Affiliates Trust	18,841	908,136
Semiconductor Materials & Equipment - 0.7%
Axcelis Technologies, Inc. (a)	6,219	652,062
Ichor Holdings Ltd. (a)	39,788	1,265,656
Nova Ltd. (a)	205	42,710
Onto Innovation, Inc. (a)	15,725	3,263,881
		5,224,309
Semiconductors - 0.7%
Credo Technology Group Holding Ltd. (a)	4,039	124,401
Diodes, Inc. (a)	8,393	537,907
Lattice Semiconductor Corp. (a)	11,370	603,406
Rambus, Inc. (a)	14,279	602,860
Semtech Corp. (a)	71,535	3,266,288
		5,134,862
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	28,024	551,232
Soft Drinks & Non-alcoholic Beverages - 0.8%
Primo Water Corp.	208,894	5,274,574
Vita Coco Co., Inc. (a)	39,840	1,127,870
		6,402,444
Specialized Consumer Services - 0.3%
OneSpaWorld Holdings Ltd.	161,926	2,673,398
Specialty Chemicals - 3.4%
Avient Corp.	130,224	6,552,872
Axalta Coating Systems Ltd. (a)	32,096	1,161,554
HB Fuller Co.	14,446	1,146,724
Ingevity Corp. (a)	153,265	5,977,335

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
Quaker Chemical Corp.	20,494	$3,453,034
Sensient Technologies Corp.	36,400	2,920,008
Stepan Co.	62,373	4,818,314
		26,029,841
Steel - 0.5%
Carpenter Technology Corp.	9,344	1,491,115
Commercial Metals Co.	45,926	2,524,093
		4,015,208
Systems Software - 1.6%
CommVault Systems, Inc. (a)	13,385	2,059,282
JFrog Ltd. (a)	60,065	1,744,288
Onestream, Inc. (a)	9,560	324,084
Progress Software Corp.	13,255	892,989
Rubrik, Inc., Class A (a)	48,800	1,568,920
SentinelOne, Inc., Class A (a)	119,806	2,865,759
Tenable Holdings, Inc. (a)	61,830	2,505,352
		11,960,674
Technology Distributors - 0.4%
Insight Enterprises, Inc. (a)	12,772	2,750,961
Technology Hardware, Storage & Peripherals - 0.6%
Corsair Gaming, Inc. (a)	178,610	1,243,126
Pure Storage, Inc., Class A (a)	64,069	3,218,826
		4,461,952
Timber REITs - 0.1%
PotlatchDeltic Corp.	16,999	765,805
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	28,599	6,381,295
	Number of Shares	Fair Value
FTAI Aviation Ltd.	10,796	$1,434,788
Transcat, Inc. (a)	14,500	1,751,165
WESCO International, Inc.	7,350	1,234,653
		10,801,901
Transaction & Payment Processing Services - 0.8%
EVERTEC, Inc.	18,560	628,998
Flywire Corp. (a)	44,413	727,929
Marqeta, Inc., Class A (a)	56,570	278,324
Shift4 Payments, Inc., Class A (a)	42,788	3,791,017
WEX, Inc. (a)	2,291	480,492
		5,906,760
Water Utilities - 0.1%
American States Water Co.	10,981	914,608
Total Common Stock (Cost $500,198,027)		727,778,984
Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (c)(d) (Cost $36,677,325)	36,677,325	36,677,325
Total Investments (Cost $536,875,352)		764,456,309
Other Assets and Liabilities, net - 0.2%		1,161,877
NET ASSETS - 100.0%		$765,618,186

Other Information:
The Fund had the following long futures contracts open at September 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2024	96	$10,547,049	$10,796,160	$249,111
During the year ended September 30, 2024, the average notional value related to long futures contracts was $14,956,149.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2024
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$727,778,984	$—	$—	$727,778,984
Short-Term Investments	36,677,325	—	—	36,677,325
Total Investments in Securities	$764,456,309	$—	$—	$764,456,309
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$249,111	$—	$—	$249,111
Total Other Financial Instruments	$249,111	$—	$—	$249,111

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	47,007,008	$47,007,008	$318,375,940	$328,705,623	$—	$—	36,677,325	$36,677,325	$2,742,734
See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date					11/25/97
Net asset value, beginning of period	$10.16	$9.74	$17.26	$13.97	$12.30
Income/(loss) from investment operations:
Net investment income	0.11(a)	0.10(a)	0.11(a)	0.13(a)	0.14(a)
Net realized and unrealized gains/(losses) on investments	3.79(a)	1.85(a)	(1.80)(a)	3.86(a)	2.35(a)
Total income/(loss) from investment operations	3.90	1.95	(1.69)	3.99	2.49
Less distributions from:
Net investment income	(0.10)	(0.11)	(0.13)	(0.14)	(0.16)
Net realized gains	(0.08)	(1.42)	(5.70)	(0.56)	(0.66)
Total distributions	(0.18)	(1.53)	(5.83)	(0.70)	(0.82)
Net asset value, end of period	$13.88	$10.16	$9.74	$17.26	$13.97
Total Return(b)	38.88%	22.36%	(16.99)%	29.41%	20.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$301,776	$218,221	$176,243	$572,329	$461,624
Ratios to average net assets:
Gross expenses	0.39%	0.40%	0.38%	0.37%	0.37%
Net investment income	0.90%	1.01%	0.78%	0.81%	1.12%
Portfolio turnover rate	58%	39%	29%	35%	38%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	13

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date					1/3/01
Net asset value, beginning of period	$11.80	$11.08	$18.86	$15.21	$13.32
Income/(loss) from investment operations:
Net investment income	0.09(a)	0.09(a)	0.09(a)	0.10(a)	0.12(a)
Net realized and unrealized gains/(losses) on investments	4.43(a)	2.13(a)	(2.08)(a)	4.21(a)	2.54(a)
Total income/(loss) from investment operations	4.52	2.22	(1.99)	4.31	2.66
Less distributions from:
Net investment income	(0.07)	(0.08)	(0.09)	(0.10)	(0.11)
Net realized gains	(0.08)	(1.42)	(5.70)	(0.56)	(0.66)
Total distributions	(0.15)	(1.50)	(5.79)	(0.66)	(0.77)
Net asset value, end of period	$16.17	$11.80	$11.08	$18.86	$15.21
Total Return(b)	38.60%	21.99%	(17.16)%	29.10%	20.52%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$122	$88	$118	$268	$58
Ratios to average net assets:
Gross expenses	0.64%	0.65%	0.63%	0.62%	0.62%
Net investment income (loss)	0.65%	0.76%	0.62%	0.56%	0.87%
Portfolio turnover rate	58%	39%	29%	35%	38%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
14	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date					8/3/98
Net asset value, beginning of period	$16.65	$15.49	$22.15	$15.55	$17.04
Income/(loss) from investment operations:
Net investment income	0.10(a)	0.11(a)	0.05(a)	0.02(a)	0.05(a)
Net realized and unrealized gains/(losses) on investments	3.56(a)	1.84(a)	(3.38)(a)	7.19(a)	(0.45)(a)
Total income/(loss) from investment operations	3.66	1.95	(3.33)	7.21	(0.40)
Less distributions from:
Net investment income	(0.13)	(0.04)	(0.03)	(0.04)	(0.07)
Net realized gains	(1.21)	(0.75)	(3.30)	(0.57)	(1.02)
Total distributions	(1.34)	(0.79)	(3.33)	(0.61)	(1.09)
Net asset value, end of period	$18.97	$16.65	$15.49	$22.15	$15.55
Total Return(b)	22.81%	12.79%	(18.14)%	46.98%	(3.03)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$763,677	$1,018,088	$945,933	$1,308,410	$973,165
Ratios to average net assets:
Net expenses	0.75%	0.75%	0.79%	0.88%	0.89%
Gross expenses	0.89%	0.89%	0.88%	0.88%	0.89%
Net investment income	0.55%	0.67%	0.27%	0.10%	0.33%
Portfolio turnover rate	38%	29%	30%	42%	31%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	15

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Inception date					9/30/05
Net asset value, beginning of period	$16.59	$15.45	$22.11	$15.53	$17.02
Income/(loss) from investment operations:
Net investment income (loss)	0.05(a)	0.07(a)	0.01(a)	(0.03)(a)	0.01(a)
Net realized and unrealized gains/(losses) on investments	3.56(a)	1.82(a)	(3.37)(a)	7.18(a)	(0.46)(a)
Total income/(loss) from investment operations	3.61	1.89	(3.36)	7.15	(0.45)
Less distributions from:
Net investment income	(0.09)	—	—	—	(0.02)
Net realized gains	(1.21)	(0.75)	(3.30)	(0.57)	(1.02)
Total distributions	(1.30)	(0.75)	(3.30)	(0.57)	(1.04)
Net asset value, end of period	$18.90	$16.59	$15.45	$22.11	$15.53
Total Return(b)	22.53%	12.41%	(18.28)%	46.60%	3.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,941	$1,653	$1,571	$2,078	$1,750
Ratios to average net assets:
Net expenses	1.00%	1.00%	1.04%	1.13%	1.14%
Gross expenses	1.14%	1.14%	1.13%	1.13%	1.14%
Net investment income (loss)	0.30%	0.42%	0.03%	(0.14)%	0.08%
Portfolio turnover rate	38%	29%	30%	42%	31%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
16	Financial Highlights

State Street Institutional Funds
Statements of Assets and Liabilities — September 30, 2024
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in unaffiliated securities, at fair value (cost $175,596,786 and $500,198,027, respectively)	$288,520,377	$727,778,984
Investments in affiliated securities, at fair value (cost $13,071,560 and $36,677,325, respectively)	13,071,560	36,677,325
Net cash collateral on deposit with broker for future contracts	269,034	576,750
Receivable for investments sold	—	1,453,661
Income receivables	123,711	340,771
Receivable for fund shares sold	1,947	15,214
Income receivable from affiliated investments	43,066	162,653
Receivable for accumulated variation margin on futures contracts	332,046	249,325
Total assets	302,361,741	767,254,683
Liabilities
Payable for investments purchased	—	870,092
Payable for fund shares redeemed	376,128	306,096
Payable to the Adviser	88,122	459,918
Distribution and service fees	25	391
Total liabilities	464,275	1,636,497

Net Assets	$301,897,466	$765,618,186
Net Assets Consist of:
Capital paid in	$154,183,528	$485,100,423
Total distributable earnings	147,713,938	280,517,763
Net Assets	$301,897,466	$765,618,186

Investment Class:
Net Assets	$301,775,590	$763,676,972
Shares outstanding ($0.001 par value, unlimited shares authorized)	21,741,434	40,256,867
Net asset value, offering and redemption price per share	$13.88	$18.97

Service Class:
Net Assets	$121,876	$1,941,214
Shares outstanding ($0.001 par value, unlimited shares authorized)	7,535	102,692
Net asset value, offering and redemption price per share	$16.17	$18.90
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	17

State Street Institutional Funds
Statements of Operations — For the year ended September 30, 2024
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$2,916,101	$10,292,594
Interest	9,212	49,624
Income from affiliated investments	415,933	2,742,734
Less: Foreign taxes withheld	(2,075)	(40,638)
Total income	3,339,171	13,044,314
Expenses
Advisory and administration fees	985,160	8,878,354
Distribution and service fees
Service Class	267	4,597
Trustees' fees	22,675	28,223
Other expenses	47	663
Total expenses before waivers	1,008,149	8,911,837
Less: Expenses waived or borne by the adviser	—	(1,403,896)
Net expenses	1,008,149	7,507,941
Net investment income	$2,331,022	$5,536,373
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$34,617,347	$137,083,208(a)
Futures	1,027,802	2,551,587
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	47,225,365	64,068,482
Futures	293,297	793,898
Net realized and unrealized gain (loss) on investments	83,163,811	204,497,175
Net Increase in Net Assets Resulting from Operations	$85,494,833	$210,033,548
(a)	Includes $66,407,282 of net realized gains from redemptions in-kind. (See Note 7)
The accompanying Notes are an integral part of these financial statements.
18	Statements of Operations

State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Small-Cap Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,331,022	$2,080,331	$5,536,373	$7,075,182
Net realized gain (loss) on investments and futures	35,645,149	366,265	139,634,795	66,879,355
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	47,518,662	37,280,939	64,862,380	46,357,861
Net increase (decrease) from operations	85,494,833	39,727,535	210,033,548	120,312,398
Distributions to shareholders:
Total distributions
Investment Class	(4,026,797)	(27,722,659)	(79,973,426)	(47,269,694)
Service Class	(1,120)	(16,066)	(132,642)	(72,052)
Total distributions	(4,027,917)	(27,738,725)	(80,106,068)	(47,341,746)
Increase (decrease) in assets from operations and distributions	81,466,916	11,988,810	129,927,480	72,970,652
Share transactions:
Proceeds from sale of shares
Investment Class	51,663,461	23,891,237	40,236,184	61,155,997
Service Class	—	4,818	196,074	65,354
Value of distributions reinvested
Investment Class	3,501,854	27,290,053	79,973,426	47,269,694
Service Class	1,120	16,066	132,642	72,052
Cost of shares redeemed
Investment Class	(53,044,573)	(21,184,708)	(504,310,710)	(109,124,524)
Service Class	(171)	(58,859)	(277,733)	(172,379)
Net increase (decrease) from share transactions	2,121,691	29,958,607	(384,050,117)	(733,806)
Total increase (decrease) in net assets	83,588,607	41,947,417	(254,122,637)	72,236,846
Net Assets
Beginning of year	218,308,859	176,361,442	1,019,740,823	947,503,977
End of year	$301,897,466	$218,308,859	$765,618,186	$1,019,740,823
Changes in Fund Shares
Investment Class
Shares sold	4,084,690	2,449,063	2,333,924	3,579,260
Issued for distributions reinvested	311,830	3,083,622	4,665,894	2,945,152
Shares redeemed	(4,143,716)	(2,136,289)	(27,907,451)	(6,415,623)
Net increase (decrease) in fund shares	252,804	3,396,396	(20,907,633)	108,789
Service Class
Shares sold	—	429	11,290	3,835
Issued for distributions reinvested	86	1,558	7,748	4,495
Shares redeemed	(14)	(5,188)	(15,956)	(10,403)
Net increase (decrease) in fund shares	72	(3,201)	3,082	(2,073)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	19

State Street Institutional Funds
Notes to Financial Statements — September 30, 2024
1.Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. The Trust is comprised of the following two series (each, a “Fund” and collectively, the “Funds”):  State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
20	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Notes to Financial Statements	21

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts. For the fiscal year ended September 30, 2024, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
22	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2024 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$332,046	$—	$332,046
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$249,325	$—	$249,325

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	1,027,802	$—	$1,027,802
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	2,551,587	$—	$2,551,587

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$293,297	$—	$293,297
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$793,898	$—	$793,898
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the independent Trustees, shareholder servicing and distribution (12b-1)
Notes to Financial Statements	23

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024 fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
SSGA FM is contractually obligated until January 31, 2025 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2025 except with approval of the Board.
For the year ended September 30, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement, were $1,403,896.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended September 30, 2024 are disclosed in the Schedules of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, L.P., effective March 1, 2024. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
24	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended September 30, 2024 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$144,722,996	$150,713,765
State Street Institutional Small-Cap Equity Fund	358,470,858	472,006,935
Redemption In-Kind In accordance with guidelines described in the Funds' prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain or loss on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds or is less than, respectively, the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.
During the year ended September 30, 2024, the State Street Institutional Small-Cap Fund had a redemption in-kind that resulted in a redemption of $333,137,764 that was paid in securities and $23,872,830 that was paid in cash.
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, futures contracts, return of capital adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended September 30, 2024 was as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$2,227,537	$1,800,380	$4,027,917
State Street Institutional Small-Cap Equity Fund	13,558,508	66,547,560	80,106,068
Notes to Financial Statements	25

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024
The tax character of distributions paid during the year ended September 30, 2023 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$1,925,640	$25,813,085	$27,738,725
State Street Institutional Small-Cap Equity Fund	2,909,298	44,432,448	47,341,746
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional U.S. Equity Fund	$5,791,004	$—	$—	$31,469,488	$110,453,446	$—	$147,713,938
State Street Institutional Small-Cap Equity Fund	9,824,791	—	—	56,105,061	214,587,911	—	280,517,763
As of September 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$191,470,458	$112,164,112	$1,710,666	$110,453,446
State Street Institutional Small-Cap Equity Fund	550,117,509	236,924,850	22,336,939	214,587,911
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $1.26 billion ($180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of September 30, 2024.
Effective November 1, 2024, the credit facility was updated, and the Funds have access to $194.29 million of a $1.36 billion credit facility.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth
26	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2024 or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	27

State Street Institutional Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of State Street Institutional Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Institutional Funds (the “Trust”) (comprising State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising State Street Institutional Funds at September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 22, 2024
28	Report of Independent Registered Public Accounting Firm

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract — September 30, 2024 (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Funds (the “Trust”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, the Trust on behalf of the State Street Institutional Small-Cap Equity Fund (the “Institutional Small-Cap Equity Fund”), and each of Champlain Investment Partners, LLC, Kennedy Capital Management LLC, Palisade Capital Management, LP and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”).[2] Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
______________________________________________
1The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2The Board approved the Sub-Advisory Agreement between the Adviser and Westfield Capital Management Company, L.P. (“Westfield”) with respect to the Institutional Small-Cap Equity Fund at an in-person meeting held on February 5-6, 2024, for an initial two-year term. As a result, the Sub-Advisory Agreement with Westfield was not required to be considered for renewed at the May 8-9, 2024 Board meeting.
29

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to each applicable Fund and (b) affiliates of SSGA FM that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services
30

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	The Sub-Advisers, with respect to their operations relating to the Institutional Small-Cap Equity Fund and their approximate profitability from such operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Funds, as applicable, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Funds, as applicable, and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2024, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to each applicable Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board
31

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. For the Institutional Small-Cap Equity Fund, the Board considered the Adviser’s process used for overseeing multiple sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Institutional Small-Cap Equity Fund. The Board also considered the Institutional Small-Cap Equity Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Institutional Small-Cap Equity Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 5- and 10-year periods and was equal to the median of its Performance Group for the 3-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1- and 5-year periods and was below the Benchmark for the 3- and 10-year periods.
State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods.
32

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. For the Institutional Small-Cap Equity Fund, the Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Advisers, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of certain Funds to limit the total expenses borne by shareholders of such Funds. SSGA FM reviewed with the Board the Funds’ unitary fee structure where SSGA FM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting SSGA FM’s profitability. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Funds and are not paid by the Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to each applicable Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the applicable Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the applicable Fund, the Trustees noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the
33

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole. The Board noted that the advisory fee for each Fund contains breakpoints. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that additional breakpoints in such fees should be implemented for any Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Institutional Small-Cap Equity Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
34

State Street Institutional Funds
Other Information — September 30, 2024 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2024 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended September 30, 2024:
Amount
State Street Institutional U.S. Equity Fund	$1,800,380
State Street Institutional Small-Cap Equity Fund	66,547,560
Other Information	35

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 4, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	December 4, 2024